Acquisitions and divestitures - Acquisitions (Details) - EUR (€) € in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 12, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Business Acquisition [Line Items]
Goodwill		€ 282,664	€ 287,736	€ 287,736
Revenue of acquiree			0	0
Operating losses of acquiree			€ 600	€ 1,200
Weekengo GmbH
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Payments for shares acquired	€ 6,700
Payments for trademark acquired	700
Payments to acquire businesses	7,400	€ 3,000
Amount held in Escrow	€ 500
Escrow holding period	1 year
Intangible assets, trademark	€ 675
Capitalized software and software development costs	1,662
Deferred tax liabilities	300
Goodwill	5,085
Weekengo GmbH | Capitalized software and software development costs
Business Acquisition [Line Items]
Capitalized software and software development costs	€ 1,600
Capitalized software and software development costs, useful life	3 years
Weekengo GmbH | Trademarks
Business Acquisition [Line Items]
Intangible assets, trademark	€ 700
Trademark, useful life	5 years
Weekengo GmbH | Developed Europe
Business Acquisition [Line Items]
Goodwill	€ 3,200
Weekengo GmbH | Americas
Business Acquisition [Line Items]
Goodwill	€ 1,900